LVIP T. Rowe Price 2060 Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–52.13%
INVESTMENT COMPANIES–52.13%
Equity Funds–37.65%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	81,623	$1,088,193
LVIP SSGA S&P 500 Index Fund	316,476	9,488,913
LVIP SSGA Small-Cap Index Fund	26,227	878,593
		11,455,699
Fixed Income Fund–0.37%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	10,801	112,496
		112,496
International Equity Fund–14.11%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	366,636	4,293,669
		4,293,669
Total Affiliated Investments (Cost $13,578,810)		15,861,864

UNAFFILIATED INVESTMENTS–47.87%
INVESTMENT COMPANIES–47.87%
Equity Funds–36.09%
**T. Rowe Price Emerging Markets Discovery Stock Fund	59,102	893,027
**T. Rowe Price Growth Stock Fund	26,921	2,873,254
**T. Rowe Price Mid-Cap Growth Fund	5,407	594,699
**T. Rowe Price Mid-Cap Value Fund	13,339	485,280
**T. Rowe Price New Horizons Fund	6,315	369,435
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	128,658	$2,005,788
**T. Rowe Price Small-Cap Value Fund	8,139	468,797
**T. Rowe Price Value Fund	66,561	3,290,794
		10,981,074
Fixed Income Funds–0.36%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	6,130	57,868
**T. Rowe Price U.S. Treasury Long-Term Fund	6,439	50,543
		108,411
International Equity Funds–10.63%
**T. Rowe Price Emerging Markets Stock Fund	21,536	789,927
**T. Rowe Price International Stock Fund	53,330	1,141,790
**T. Rowe Price International Value Equity Fund	70,200	1,301,515
		3,233,232
International Fixed Income Fund–0.04%
**T. Rowe Price International Bond Fund	1,614	13,802
		13,802
Money Market Fund–0.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	229,084	229,084
		229,084
Total Unaffiliated Investments (Cost $12,476,395)		14,565,603

TOTAL INVESTMENTS–100.00% (Cost $26,055,205)	30,427,467
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	127
NET ASSETS APPLICABLE TO 1,931,336 SHARES OUTSTANDING–100.00%	$30,427,594

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2060 Fund–1

LVIP T. Rowe Price 2060 Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-52.13%@
Equity Funds-37.65%@
✧✧LVIP SSGA Mid-Cap Index Fund	$754,978	$494,173	$233,231	$(15,525)	$87,798	$1,088,193	81,623	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	6,605,375	3,102,602	1,111,197	(22,219)	914,352	9,488,913	316,476	—	—
✧✧LVIP SSGA Small-Cap Index Fund	738,008	321,817	247,000	(17,910)	83,678	878,593	26,227	—	—
Fixed Income Fund-0.37%@
✧✧LVIP SSGA Bond Index Fund	117,892	285	10,000	(1,964)	6,283	112,496	10,801	—	—
International Equity Fund-14.11%@
✧✧LVIP SSGA International Index Fund	2,923,228	1,376,635	410,262	(2,282)	406,350	4,293,669	366,636	—	—
Total	$11,139,481	$5,295,512	$2,011,690	$(59,900)	$1,498,461	$15,861,864		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2060 Fund–2